Accounting for the acquisition of Credit Suisse Group	6 Months Ended
Jun. 30, 2024
Disclosure Of Business Combinations [Line items]
Accounting for the acquisition of Credit Suisse Group

Note 2

Accounting for the acquisition of the Credit

Suisse Group
The transaction
On 12 June

2023, UBS Group AG

acquired Credit

Suisse Group AG,

succeeding by

operation of

Swiss law

to all
assets and liabilities of Credit Suisse Group AG, and became the direct or indirect shareholder of all of the

former
direct and indirect subsidiaries of

Credit Suisse Group AG. The acquisition

of Credit Suisse Group AG constituted

a
business combination under IFRS 3,
Business Combinations
, and was required to be accounted for by applying the
acquisition method of accounting.

IFRS 3 measurement period adjustments

for the acquisition of the Credit Suisse

Group
The acquisition of

Credit Suisse Group

AG was made

without the ordinary

due diligence procedures

and outside
the conventional time

frame for an

acquisition of

this scale and

nature. As

such, complete

information about all
relevant facts and

circumstances as of

the acquisition date

was not practically

available to UBS

at the time

when
the initial acquisition accounting was applied for the purpose of the UBS Group second quarter 2023 report, with the amounts that form part of

the business combination accounting therefore

considered provisional and subject
to further measurement period

adjustments if new

information about facts

and circumstances existing on

the date
of the acquisition were to

be obtained within one year from

the acquisition date. The acquisition of Credit

Suisse
Group AG resulted in

provisional negative

goodwill of

USD
27.7
bn reported

in the

UBS Group

Annual Report

2023.

For details

of the

accounting for the

acquisition, including measurement

period adjustments effected

during the
year ended 31 December

2023, refer to

“Note 1a Material accounting

policies” and “Note 2

Accounting for the
acquisition of

the Credit

Suisse Group”

in the

“Consolidated financial

statements”

section of

the UBS

Group Annual
Report 2023.

In the

second quarter

of 2024,

in light of

the additional

information about

circumstances existing

on the

acquisition
date that became available to management, IFRS 3 measurement period adjustments of USD 0.2 bn were made in relation to
Provisions and contingent liabilities
(refer to
“Change in provisions and contingent

liabilities”

below). In
addition,

fair

value

measurement

adjustments

of

USD
0.3
bn

were

made

to

the

acquisition

date

fair

values

of
exposures associated with Russia, as well as

other positions in Non-core and Legacy,

following the completion of a
detailed review.

The adjustments

reflect management’s

final conclusions

on critical

assumptions and

judgments,
which are within a range of reasonably possible outcomes, relating to significant uncertainties that existed on the
acquisition date. Comparative-period information

has been revised accordingly.

The measurement

period adjustments

effected in

the second

quarter of

2024 resulted

in a

decrease in

negative
goodwill to USD 27.3
bn from the provisional

amount of USD
27.7
bn previously reported

in the UBS Group Annual
Report 2023. Retained earnings

have been revised

to reflect the

impact on the

prior-period income statement of
net

USD
0.5
bn.

With

the

measurement

period

adjustments

effected

in

the

second

quarter

of

2024

and

the
finalization of the amount of negative goodwill,

the acquisition accounting for the transaction

is complete.
Change in provisions and contingent liabilities
In

addition

to

the

existing

USD
1.3
bn

litigation provisions

previously

recorded

by

the

Credit

Suisse

Group,

UBS
recognized

on

the

acquisition

date

USD
5.6
bn

in
Provisions

and

contingent

liabilities

for

additional

litigation
provisions

and contingent

liabilities, which

includes USD
1.6
bn

for litigation

provisions

to reflect

management’s
assessment

of

the

associated

probability,

timing

and

amount

considering

new

information,

and

USD
4.0 bn
contingent liabilities for certain

obligations in respect of

litigation, regulatory and similar

matters identified in the
purchase

price

allocation.

The

timing

and

actual

amount

of

outflows

associated

with

litigation

matters

are
uncertain.

UBS

has

continued

to

assess

the

development

of

these

obligations

and

the

amount

and

timing

of
potential outflows. The

USD
4.0
bn of

contingent liabilities reflect

an increase

of USD
0.2
bn from

the USD
3.8 bn
previously reported in the UBS Group Annual Report 2023.
Effect of measurement period adjustments on

the acquisition date balance sheet

The table

below sets

out the

identifiable net

assets attributable

to the

acquisition of

the Credit

Suisse Group

as
adjusted to reflect

the effects of

measurement period adjustments

made in the

second quarter

of 2024, as

detailed
above.

USD m
Purchase price consideration, after consideration of share-based compensation awards 3,710
Credit Suisse Group net identifiable assets on the acquisition date
Assets
As previously
reported in the
Annual Report 2023
Measurement period
adjustment Revised
Cash and balances at central banks 93,012 (89) 92,923
Amounts due from banks 13,590 (15) 13,575
Receivables from securities financing transactions measured at amortized cost
26,194 26,194
Cash collateral receivables on derivative instruments 20,878 20,878
Loans and advances to customers 247,219 (175) 247,044
Other financial assets measured at amortized cost 13,428 (43) 13,385
Total financial assets measured at amortized cost 414,322 (322) 414,000
Financial assets at fair value held for trading 56,237 56,237
Derivative financial instruments 62,162 62,162
Brokerage receivables 366 366
Financial assets at fair value not held for trading 54,199 54,199
Total financial assets measured at fair value through profit or loss 172,964 172,964
Financial assets measured at fair value through other comprehensive income 0 0
Investments in associates 1,569 1,569
Property, equipment and software 6,055 6,055
Intangible assets 1,287 1,287
Deferred tax assets 998 998
Other non-financial assets 6,892 6,892
Total assets 604,088 (322) 603,766
Liabilities
Amounts due to banks 107,617 107,617
Payables from securities financing transactions measured at amortized cost 11,911 11,911
Cash collateral payables on derivative instruments 10,939 10,939
Customer deposits 183,119 183,119
Debt issued measured at amortized cost 110,491 110,491
Other financial liabilities measured at amortized cost 7,992 7,992
Total financial liabilities measured at amortized cost 432,070 432,070
Financial liabilities at fair value held for trading 5,711 5,711
Derivative financial instruments 67,782 67,782
Brokerage payables designated at fair value 316 316
Debt issued designated at fair value 44,909 44,909
Other financial liabilities designated at fair value 7,574 7,574
Total financial liabilities measured at fair value through profit or loss 126,292 126,292
Provisions and contingent liabilities 9,945 161 10,106
Other non-financial liabilities 3,901 3,901
Total liabilities 572,209 161 572,370
Non-controlling interests (285) (285)
Fair value of net assets acquired 31,594 (483) 31,110
Settlement of pre-existing relationships 135 135
Negative goodwill resulting from the acquisition 27,748 (483) 27,264
The

tables

below

set

out

the

consequential

impact

of

the

measurement

period

adjustments

on

the

previously
reported income statements for the

six-month period ended 30 June 2023

and the quarter ended

30 June 2023,
the balance

sheets as

of 31 March 2024

and 31 December

2023, and

the cumulative

effect of measurement

period
adjustments on the statement of cash flows

for the six-month period ended 30 June 2023.

Effect of the measurement period adjustments on the income statement for the six-month period and the quarter ended 30 June 2023
For the six-month period ended 30 June 2023 For the quarter ended 30 June 2023
USD m
Including
measurement
period
adjustments
made in the
third quarter
2023
Measurement
period
adjustment
made in the
Annual Report
2023
Measurement
period
adjustments
made in the
second
quarter 2024 Revised
As previously
reported in the
third quarter
2023 report
Measurement
period
adjustment
made in the
Annual Report
2023
Measurement
period
adjustments
made in the
second quarter
2024 Revised
Net interest income 3,095 3,095 1,707 1,707
Other net income from financial instruments measured
at fair value through profit or loss 5,198 5,198 2,517 2,517
Fee and commission income 10,688 10,688 5,635 5,635
Fee and commission expense (954) (954) (507) (507)
Net fee and commission income 9,734 9,734 5,128 5,128
Other income 258 258 188 188
Total revenues 18,284 18,284 9,540 9,540
Negative goodwill 28,925 (1,177) (483) 27,264 28,925 (1,177) (483) 27,264
Credit loss expense / (release) 662 662 623 623
Operating expenses 15,696 15,696 8,486 8,486
Operating profit / (loss) before tax 30,852 (1,177) (483) 29,191 29,356 (1,177) (483) 27,695
Tax expense / (benefit) 820 820 361 361
Net profit / (loss) 30,032 (1,177) (483) 28,371 28,995 (1,177) (483) 27,334
Net profit / (loss) attributable to non-controlling
interests 11 11 3 3
Net profit / (loss) attributable to shareholders
30,021 (1,177) (483) 28,360 28,992 (1,177) (483) 27,331

Effect of the measurement period adjustments on the balance sheet as of 31 March 2024 and 31 December 2023
USD m As of 31 March 2024 As of 31 December 2023
Assets
As previously
reported in the
first quarter
2024 report
Measurement
period
adjustment
made in the
second quarter
2024 Revised
As previously
reported in the
first quarter
2024 report
Measurement
period
adjustment
made in the
second quarter
2024 Revised
Total financial assets measured at amortized cost 1,110,067 (322)
1,109,745
1,189,773 (322)
1,189,451
of which: Cash and balances at central banks 271,527 (89) 271,439 314,148 (89) 314,060 of which: Amounts due from banks 22,143 (15) 22,128 21,161 (15) 21,146 of which: Loans and advances to customers 605,283 (175) 605,108 639,844 (175) 639,669 of which: Other financial assets measured at amortized cost 62,750 (43) 62,707 65,498 (43) 65,455
Total assets 1,607,120 (322) 1,606,798 1,717,246 (322) 1,716,924
Liabilities
Provisions and contingent liabilities 10,914 161 11,076 12,250 161 12,412
Total liabilities 1,521,354 161 1,521,515 1,630,607 161 1,630,769
Equity
Equity attributable to shareholders 85,260 (483)
84,777
86,108 (483)
85,624
of which: Retained earnings 76,436 (483) 75,952 74,880 (483) 74,397
Total equity 85,766 (483) 85,283 86,639 (483) 86,156
Total liabilities and equity 1,607,120 (322) 1,606,798 1,717,246 (322) 1,716,924

Effect of the measurement period adjustments on the statement of cash flows for the six-month period ended 30 June
2023
For the six-month period ended 30 June 2023
USD m
As previously
reported in the
third quarter
2023 report
Cumulative
measurement
period
adjustment Revised
Cash flow from / (used in) operating activities
Net profit / (loss) 30,032 (1,661) 28,371
of which: Negative goodwill (28,925) 1,661 (27,264)
Net cash flow from / (used in) operating activities 17,665 17,665 of which: Loans and advances to customers and customer deposits 1,542 714 2,256 of which: Financial assets and liabilities at fair value held for trading and derivative financial instruments
(7,050) 1,268 (5,782)
of which: Financial assets at fair value not held for trading and other financial assets and liabilities
6,015 (1,982) 4,033
Net cash flow from / (used in) investing activities 104,869 (104) 104,765 of which: Cash and cash equivalents acquired upon acquisition of the Credit Suisse Group
108,510 (104) 108,406
Net cash flow from / (used in) financing activities (25,056) (25,056)
Total cash flow
Cash and cash equivalents at the beginning of the period 195,321 195,321
Net cash flow from / (used in) operating, investing and financing activities 97,478 (104) 97,374
Effects of exchange rate differences on cash and cash equivalents 2,960 2,960
Cash and cash equivalents at the end of the period 295,759 (104) 295,656 of which: cash and balances at central banks 261,504 (89) 261,415 of which: amounts due from banks 21,996 (15) 21,981
of which: money market paper 12,259 12,259
Conclusion of an investment management agreement

with Apollo and the transfer of senior

secured
asset-based financing
In

the

first

quarter

of

2024,

Credit

Suisse

entered

into

agreements

with

entities

managed

by

Atlas

Securitized
Products Management Holdings

(Atlas) and

other affiliates

of Apollo Management

Holdings (collectively,

Apollo)
to

conclude

the

investment

management

agreement

under

which

Atlas

has

managed

Credit

Suisse’s

retained
portfolio of

assets of

its

former securitized

products group.

Following the

closure of

this

agreement,

the assets
previously managed by Atlas are to be managed in

Non-core and Legacy.

The parties also agreed to conclude the
transition services

agreement under

which Credit

Suisse has

provided services

to Atlas.

In addition,

Credit Suisse AG
entered into

an agreement

with Apollo

Capital Management

(ACM) and

other parties

managed, controlled

and / or
advised by

ACM or

its affiliates

(collectively,

the Assignees)

to transfer

USD
8.0
bn of

senior secured

asset-based
financing, with

USD
6.0
bn funded

as of

31 December 2023

recognized as

financial assets

at fair

value held

for
trading

at

a

fair

value

of

USD
5.5
bn

and

the

remaining

notional

of

USD
2.0
bn

recognized

as

derivative

loan
commitments at a fair

value of USD
0.15
bn, with the fair values

of both financing components

derecognized from
the Group’s balance

sheet as

of 31 March 2024.

As part

of the loan

transfer, the Group extended

a one-year

senior
swingline

facility

to

the

Assignees

with

a

total

balance

as

of

30 June

2024

of

USD
750
m

(31 March

2024:
USD 750
m), which is accounted for as

an off-balance sheet irrevocable commitment. In

the first quarter of 2024,
the Group recognized

a net

gain of

USD
0.3
bn from

the conclusion

of the

investment management

agreement and
the

assignment

of

the

loan

facilities,

after

the

accounting

for

the

purchase

price

allocation

adjustments at

the
closing of the acquisition of the Credit Suisse Group.